Operating expenses - Disclosure of sales and marketing expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 82,755	€ 51,514	€ 178,538	€ 138,325
Sales and marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	1,256	448	2,217	1,901
Consulting and professional fees	568	270	952	2,363
Other sales and marketing expenses	14	135	203	819
Operating expenses	€ 1,838	€ 853	€ 3,372	€ 5,082